Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2020		Jan. 31, 2020		Oct. 31, 2019
Assets:
Precious metals		$ 4,939		$ 3,616		$ 3,709
Trading assets
Loans		15,359		15,815		13,829
Securities		105,250		128,071		112,664
Other		876		845		995
Derivative financial instruments
Derivative Financial Assets		64,617		43,083		38,119
Liabilities:
Deposits		797,690		763,850		733,390
Financial liabilities designated at fair value through profit or loss		16,111		12,994		12,235
Obligations related to securities sold short		32,165		32,439		30,404
Derivative financial instruments
Derivative Financial Liabilities		65,002		43,139		40,222
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	4,939		3,616		3,709
Trading assets
Assets		126,424		148,347		131,197
Investment securities
Investment securities		86,120	[2]	57,264	[2]	60,514	[3]
Derivative financial instruments
Derivative Financial Assets		64,617		43,083		38,119
Liabilities:
Deposits	[4]	79		155		144
Financial liabilities designated at fair value through profit or loss		16,111		12,994		12,235
Obligations related to securities sold short		32,165		32,439		30,404
Derivative financial instruments
Derivative Financial Liabilities		65,002		43,139		40,222
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		15,359		15,815		13,829
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		12,291		15,256		11,173
Investment securities
Investment securities		29,232	[2]	10,332	[2]	12,381	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,000		11,578		7,615
Investment securities
Investment securities		12,550	[2]	2,773	[2]	3,241	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,445		10,032		8,604
Investment securities
Investment securities		16,185	[2]	18,974	[2]	19,889	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,956		10,087		9,282
Investment securities
Investment securities		23,635	[2]	20,811	[2]	20,611	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,655		10,855		10,540
Investment securities
Investment securities		1,864	[2]	1,402	[2]	2,035	[3]
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		89		96		73
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		51,814		70,167		65,377
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	876		845		995
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		2,654	[2]	2,972	[2]	2,357	[3]
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		22,924		16,804		16,636
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,972		20,994		17,317
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,305		2,685		1,995
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,241		177		406
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7,175		2,423		1,765
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,368		14,987		13,938
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		32,713		21,890		20,350
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,253		2,857		3,093
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26		37		38
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		9,642		3,368		2,803
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		78,476		100,277		90,290
Investment securities
Investment securities		40,220	[2]	31,427	[2]	37,185	[3]
Derivative financial instruments
Derivative Financial Assets		1,033		401		613
Liabilities:
Obligations related to securities sold short		27,385		27,413		26,669
Derivative financial instruments
Derivative Financial Liabilities		931		325		530
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		10,141		13,535		9,345
Investment securities
Investment securities		11,811	[2]	6,604	[2]	8,464	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities		82	[2]	177	[2]	197	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,445		10,032		8,604
Investment securities
Investment securities		15,607	[2]	14,467	[2]	16,117	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		5,237		5,742		6,058
Investment securities
Investment securities		10,984	[2]	8,361	[2]	10,973	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		356	[2]	232	[2]	230	[3]
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		89		96		73
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		51,688		70,027		65,215
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	876		845		995
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		1,380	[2]	1,586	[2]	1,204	[3]
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						8
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,033		401		599
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						6
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		931		325		530
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	4,936		3,593		3,709
Trading assets
Assets		47,906		48,006		40,889
Investment securities
Investment securities		45,077	[2]	25,017	[2]	22,409	[3]
Derivative financial instruments
Derivative Financial Assets		63,557		42,667		37,489
Liabilities:
Deposits	[4]	79		155		144
Financial liabilities designated at fair value through profit or loss		16,111		12,994		12,235
Obligations related to securities sold short		4,780		5,026		3,735
Derivative financial instruments
Derivative Financial Liabilities		64,002		42,754		39,615
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		15,339		15,793		13,829
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,150		1,721		1,828
Investment securities
Investment securities		17,421	[2]	3,728	[2]	3,917	[3]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,000		11,578		7,615
Investment securities
Investment securities		12,468	[2]	2,596	[2]	3,044	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities		578	[2]	4,507	[2]	3,772	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		4,719		4,345		3,224
Investment securities
Investment securities		12,628	[2]	12,427	[2]	9,608	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,636		10,836		10,523
Investment securities
Investment securities		1,493	[2]	1,143	[2]	1,784	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		126		140		161
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		489	[2]	616	[2]	284	[3]
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		22,903		16,797		16,621
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,972		20,994		17,309
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,271		2,283		1,394
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,241		177		406
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7,170		2,416		1,759
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,322		14,949		13,867
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		32,713		21,890		20,350
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,312		2,529		2,557
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26		37		38
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		9,629		3,349		2,803
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	3		23
Trading assets
Assets		42		64		18
Investment securities
Investment securities		823	[2]	820	[2]	920	[3]
Derivative financial instruments
Derivative Financial Assets		27		15		17
Derivative financial instruments
Derivative Financial Liabilities		69		60		77
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		20		22
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		23	[2]	23	[2]	30	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		19		19		17
Investment securities
Investment securities		15	[2]	27	[2]	21	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities						1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		785	[2]	770	[2]	869	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		21		7		15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		1		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		5		7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		46		38		71
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10		3		$ 6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 13		$ 19

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $33.482 (January 31, 2020 – $20,739).
[3]	Excludes debt investment securities measured at amortized cost of $21,845.
[4]	These amounts represent embedded derivatives bifurcated from structured notes.
[5]	Represents Energy related assets.